Note 5 - Leases: Schedule of Lease expense and other information (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of Lease expense and other information

Three Months Ended March 31, 2021
Operating lease expense	$ 1,839,767
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,804,066
Weighted-average remaining lease term – operating leases (in years)	7.09
Weighted-average discount rate – operating leases	4.74%

Lease payment schedule as of March 31, 2021:	Amount
Remainder of 2021	$ 5,393,948
2022	6,738,100
2023	5,854,120
2024	5,064,063
2025	4,712,111
2026 and beyond	13,221,705
Total	40,984,047
Less: Discount	(5,974,875)
Present Value of Lease Liability	$ 35,009,172